Stock-Based Compensation - Summary of RSU Activity Including Performance Awards and Converted Isle Awards (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Awards
Outstanding at the beginning of the Period (in shares)	982,370	827,383
Granted (in shares)	600,206	410,694	917,283
Exchanged (in shares)	860,557
Forfeited (in shares)	(11,870)
Vested (in shares)	(851,764)	(255,707)	(89,900)
Outstanding at the end of the Period (in shares)	1,579,499	982,370	827,383
Weighted-Average Grant Date Fair Value
Unvested outstanding as of beginning of period	$ 6.45	$ 4.09
Granted	20.91	10.81	$ 4.08
Exchanged	18.94
Forfeited	15.74
Vested	18.37	5.83	4.03
Unvested outstanding as of end of period	$ 12.25	$ 6.45	$ 4.09
Weighted- Average Remaining Contractual Life
Weighted- Average Remaining Contractual Life (in years)	11 months 1 day	1 year 4 months 28 days	2 years 1 month 13 days
Aggregate Intrinsic Value
Aggregate Fair Value	$ 19,350	$ 6,330	$ 3,400